Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A
                        Allstate Variable Annuity B-Share
                        Allstate Variable Annuity L-Share
                       Allstate New York Variable Annuity
                        Preferred Client Variable Annuity
                          Allstate Variable Annuity II
                           Allstate Variable Annuity 3
                    Allstate Variable Annuity 3 AssetManager

                       Supplement dated December 30, 2004
                                       to
                     Prospectuses dated May 1, 2004 or later


This supplement announces the change of name of one of the variable sub-accounts available under your contract.

Effective December 30, 2004, the Board of Trustees of Morgan Stanley Variable Investment Series European Growth Portfolio Class X and Class Y (the "Portfolio") approved changing the name of the Portfolio to the "European Equity Portfolio." All references to the "European Growth Portfolio" in the Prospectus are hereby replaced with "European Equity Portfolio."

Therefore, effective December 30, 2004, all references to the European Growth Sub-Account are hereby replaced with European Equity Growth Sub-Account.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A
                        Allstate Variable Annuity B-Share
                        Allstate Variable Annuity L-Share
                       Allstate New York Variable Annuity
                        Preferred Client Variable Annuity
                          Allstate Variable Annuity II
                           Allstate Variable Annuity 3
                    Allstate Variable Annuity 3 AssetManager

                       Supplement dated December 30, 2004
                                       to
         Statement of Additional Information dated May 1, 2004 or later


This supplement announces the change of name of one of the variable sub-accounts available under your contract.

Effective December 30, 2004, the Board of Trustees of Morgan Stanley Variable Investment Series European Growth Portfolio Class X and Class Y (the "Portfolio") approved changing the name of the Portfolio to the "European Equity Portfolio." All references to the "European Growth Portfolio" in the Statement of Additional Information are hereby replaced with "European Equity Portfolio."

Therefore, effective December 30, 2004, all references to the European Growth Sub-Account are hereby replaced with European Equity Growth Sub-Account.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.